Item 1: Schedule of Investments


 T. Rowe Price Summit Cash Reserves Fund
 (Unaudited)                                              January 31, 2005
 PORTFOLIO OF INVESTMENTS (1)
 (Amounts in 000s)                                     $ Par        Value

 BANK NOTES  0.5%
 U.S. Bank, 2.09%, 4/26/05                             16,200        16,203

 Total Bank Notes (Cost  $16,203)                                    16,203

 CERTIFICATES OF DEPOSIT - DOMESTIC *  6.9%
 American Express Centurion Bank, 2.32%, 2/7/05        20,000        20,000

 Branch Banking & Trust, 2.43%, 2/23/05                23,000        23,000

 DEPFA Bank
 2.28%, 2/1/05                                         27,000        27,000

 2.54%, 3/22/05                                        27,000        27,000

 First Tennessee Bank, 2.50%, 3/21/05                  10,000        10,000

 Mercantile Safe Deposit & Trust
 2.47%, 12/12/05                                       8,000         7,999

 2.49%, 4/15/05                                        6,500         6,500

 2.50%, 10/18/05                                       5,000         5,000

 State Street Bank & Trust, 2.37%, 2/11/05             33,000        33,000

 Wachovia Bank, 2.55%, 3/24/05                         11,000        11,000

 Wells Fargo Bank, 2.28%, 2/3/05                       40,000        40,000

 Wilmington Trust, 2.52%, 4/4/05                       10,000        10,000

 Total Certificates of Deposit - Domestic * (Cost                    220,499
$220,499)
 CERTIFICATES OF DEPOSIT - EURODOLLAR ^  7.5%
 Banco Bilbao Vizcaya, 2.29%, 2/2/05                   25,000        25,000

 Bank of Nova Scotia, 2.40%, 2/18/05                   30,000        30,000

 Barclays Bank, 2.40%, 2/18/05                         25,000        25,000

 Lloyds Bank
 1.28%, 2/28/05                                        20,000        20,000

 2.37%, 2/14/05                                        40,000        40,000

 Nordea Bank Finland, 2.35%, 2/2/05                    25,000        25,000

 Northern Rock, 2.54%, 3/29/05                         10,000        10,000

 Royal Bank of Scotland, 2.54%, 3/29/05                31,000        31,000

 Skandinaviska Enskilda London, 2.415%, 2/18/05        10,000        10,000

 Societe Generale, 2.48%, 3/31/05                      25,000        25,000

 Total Certificates of Deposit - Eurodollar ^
 (Cost 241,000)                                                     241,000

 CERTIFICATES OF DEPOSIT - YANKEE ++  14.8%
 Abbey National Treasury Services, 2.41%, 2/18/05      30,000        30,000

 ABN Amro Bank, 2.35%, 2/16/05                         25,000        25,000

 Bank of Montreal (Chicago), 2.51%, 2/28/05            31,000        31,000

 Barclays Bank, 2.35%, 2/28/05                         25,000        25,000

 BNP Paribas, 2.49%, 3/30/05                           20,000        20,000

 Calyon, 2.405%, 3/4/05                                39,000        39,000

 Canadian Imperial Bank of Commerce
 1.30%, 2/18/05                                        11,340        11,341

 2.50%, 3/24/05                                        25,000        25,000

 Credit Suisse First Boston, 2.37%, 2/11/05            40,000        40,000

 Deutsche Bank, 2.28%, 2/4/05                          30,000        30,000

 Fortis Bank, 2.30%, 2/9/05                            25,000        25,000

 Natexis Banques Populaires, 2.30%, 3/22/05            15,000        15,000

 Royal Bank of Canada
 2.26%, 2/1/05                                         56,000        56,000

 2.54%, 3/30/05                                        21,000        21,000

 Toronto-Dominion Bank, 2.37%, 2/18/05                 43,500        43,500

 UBS, 2.355%, 2/11/05                                  35,000        35,000

 Total Certificates of Deposit - Yankee ++ (Cost                     471,841
$471,841)
 COMMERCIAL PAPER  24.6%
 ANZ ( Delaware)
 2.36%, 2/14/05                                        1,100         1,099

 2.42%, 2/18/05                                        23,000        22,974

 Bank of America, 2.29%, 2/4/05                        10,000        9,998

 Bank of New York, 2.25%, 2/1/05                       25,000        25,000

 Bear Stearns, 2.50%, 3/21/05                          23,000        22,923

 Caisse D Amortissement
 2.27%, 2/3/05                                         34,000        33,996

 2.35%, 2/10/05                                        30,000        29,982

 Capital One Multi-Asset Executive Trust
 2.32%, 2/7/05                                         10,000        9,996

 2.45%, 3/7/05                                         30,000        29,931

 CBA Finance (Delaware)
 2.305%, 2/8/05                                        15,000        14,993

 2.50%, 3/15/05                                        1,600         1,596

 Citigroup Global Markets
 2.30%, 2/7/05                                         37,000        36,986

 2.34%, 3/1/05                                         35,000        34,936

 DaimlerChrysler Revolving Auto
 2.35%, 2/10/05                                        4,000         3,998

 2.39%, 2/25/05                                        4,233         4,226

 2.43%, 2/22/05                                        20,324        20,295

 2.55%, 3/15/05                                        2,165         2,159

 Danske
 2.36%, 2/14/05                                        20,000        19,983

 2.53%, 3/11/05                                        2,000         1,995

 FCAR Owner Trust
 2.50%, 3/2/05                                         3,000         2,994

 2.51%, 3/15/05                                        4,000         3,988

 2.55%, 4/4/05                                         12,000        11,947

 HBOS Treasury Services
 2.28%, 2/1/05                                         2,600         2,600

 2.50%, 3/30/05                                        25,500        25,399

 ING Funding (U.S.)
 2.28%, 2/2/05                                         7,500         7,500

 2.37%, 2/15/05                                        26,000        25,976

 2.50%, 3/21/05                                        3,000         2,990

 International Lease Finance, 2.26%, 2/1/05            5,000         5,000

 K2 (U.S.A)
 2.36%, 2/14/05                                        7,000         6,994

 2.52%, 3/29/05                                        21,400        21,316

 Links Finance, 144A
 2.51%, 4/5/05                                         3,000         2,987

 2.55%, 2/1/05                                         2,014         2,014

 National Australia Funding (Delaware), 2.52%, 3/1/05  50,000        49,902

 New Center Asset Trust, 2.27%, 2/14/05                24,000        23,980

 New York State Power Auth.
 2.35%, 2/9/05                                         23,574        23,562

 2.47%, 3/8/05                                         7,000         6,983

 Nordea North America, 2.45%, 3/14/05                  2,564         2,557

 Province of Quebec, 2.29%, 2/3/05                     35,000        34,995

 Rabobank USA Fin. Corp., 2.51%, 2/1/05                13,405        13,405

 Shell Finance (U.K.), 2.30%, 2/7/05                   23,500        23,491

 Stanford University, 2.44%, 2/15/05                   14,100        14,087

 Toyota Motor Credit, 2.53%, 3/17/05                   50,000        49,845

 UBS Finance (Delaware), 2.38%, 2/28/05                3,300         3,294

 USAA Capital
 2.26%, 2/3/05                                         32,700        32,696

 2.27%, 2/4/05                                         15,300        15,297

 Yale University
 2.35%, 2/3/05                                         14,000        13,998

 2.44%, 3/1/05                                         27,000        26,949

 Total Commercial Paper (Cost  $783,812)                             783,812

 COMMERCIAL PAPER - 4(2)  36.1%
 Alpine Securitization, 2.32%, 2/7/05                  28,892        28,881

 ASB Bank
 2.35%, 2/9/05                                         3,000         2,999

 2.41%, 2/14/05                                        4,132         4,128

 2.50%, 3/15/05                                        14,000        13,959

 Atlantic Asset Securitization
 2.32%, 2/4/05                                         8,797         8,795

 2.40%, 2/10 - 2/16/05                                 10,663        10,654

 2.42%, 2/14/05                                        9,856         9,847

 2.45%, 2/17/05                                        10,305        10,294

 Bank of Ireland
 2.38%, 2/11/05                                        9,400         9,394

 2.44%, 3/10/05                                        32,000        31,920

 2.45%, 3/10/05                                        1,000         997

 Cafco
 2.50%, 2/25/05                                        7,955         7,942

 2.55%, 4/5/05                                         23,000        22,897

 Citibank Credit Card Issuance Trust
 2.42%, 3/2/05                                         36,500        36,429

 2.43%, 3/3/05                                         17,000        16,966

 2.45%, 2/22/05                                        20,000        19,971

 2.55%, 3/24/05                                        9,000         8,967

 CRC Funding, 2.44%, 2/24 - 3/7/05                     21,440        21,392

 Delaware Funding
 2.36%, 2/11/05                                        2,927         2,925

 2.42%, 2/14/05                                        1,200         1,199

 2.43%, 2/14/05                                        12,991        12,980

 Discover Card Master Trust I
 2.30%, 2/2/05                                         10,000        10,000

 2.34%, 2/7/05                                         35,000        34,986

 2.38%, 2/14/05                                        15,000        14,987

 2.51%, 3/21/05                                        8,587         8,558

 Fairway Finance
 2.33%, 2/8 - 2/10/05                                  16,822        16,814

 2.36%, 2/14/05                                        21,000        20,982

 2.44%, 2/17/05                                        22,362        22,338

 2.46%, 2/23/05                                        33,674        33,623

 Falcon Asset Securitization
 2.30%, 2/1/05                                         4,000         4,000

 2.35%, 2/10/05                                        26,189        26,174

 2.36%, 2/10/05                                        4,766         4,763

 2.42%, 2/14/05                                        7,890         7,883

 2.53%, 2/22/05                                        4,000         3,994

 Ford Credit Floorplan Master Owner Trust
 2.32%, 2/1/05                                         10,000        10,000

 2.35%, 2/8/05                                         36,000        35,983

 2.45%, 2/22/05                                        9,400         9,386

 2.52%, 3/24/05                                        19,000        18,932

 2.53%, 3/24/05                                        16,000        15,943

 2.54%, 3/1/05                                         25,000        24,951

 KFW International Finance, 2.72%, 7/21/05             49,052        48,422

 Kitty Hawk Funding
 2.30%, 2/1/05                                         5,277         5,277

 2.52%, 2/28/05                                        23,500        23,455

 2.55%, 2/25/05                                        3,505         3,499

 MassMutual Funding, 2.32%, 2/4/05                     1,120         1,120

 MBNA Master Credit Card Trust II
 2.38%, 2/17/05                                        2,500         2,497

 2.44%, 2/24/05                                        11,000        10,983

 2.50%, 2/23/05                                        16,000        15,976

 Old Line Funding
 2.30%, 2/7/05                                         1,041         1,041

 2.34%, 2/1/05                                         25,184        25,184

 2.42%, 2/15 - 3/4/05                                  45,447        45,381

 2.43%, 3/4/05                                         3,241         3,234

 2.44%, 2/23/05                                        15,229        15,206

 Park Avenue Receivables
 2.30%, 2/1/05                                         17,000        17,000

 2.31%, 2/7/05                                         16,000        15,994

 2.34%, 2/9/05                                         10,000        9,995

 2.49%, 2/25/05                                        9,000         8,985

 Preferred Receivables Funding
 2.30%, 2/1/05                                         13,000        13,000

 2.33%, 2/8/05                                         33,376        33,361

 2.43%, 2/14/05                                        4,078         4,074

 2.53%, 2/22/05                                        25,804        25,766

 Sigma Finance, 2.53%, 4/5/05                          48,200        47,986

 Statoil / Den Norske, 2.34%, 2/8/05                   5,000         4,998

 Tulip Funding
 2.43%, 2/22/05                                        13,844        13,824

 2.52%, 2/28/05                                        39,318        39,244

 Variable Funding Capital, 2.30%, 2/7/05               50,000        49,981

 Ventures Business, 2.53%, 2/1/05                      1,748         1,748

 Wal-Mart Funding, 2.66%, 4/20/05                      29,000        28,833

 Yorktown Capital
 2.30%, 2/4/05                                         10,020        10,018

 2.37%, 2/14/05                                        7,000         6,994

 2.42%, 2/17/05                                        5,378         5,372

 2.44%, 2/22/05                                        3,108         3,104

 2.47%, 3/14/05                                        1,760         1,755

 2.53%, 2/28/05                                        1,000         998

 Total Commercial Paper - 4(2) (Cost  $1,152,138)                    1,152,138

 FUNDING AGREEMENTS  3.4%
 Allstate Life Insurance, VR
 2.525%, 3/1/05 ++                                      15,000        15,000

 2.561%, 9/1/05 ++                                      10,000        10,000

 GE Capital Assurance, VR, 2.72%, 1/12/06
 (Tender 4/12/05) ++                                    20,000        20,000

 ING Annuity & Life Insurance
 2.47%, 2/10/05 ++                                      10,000        10,000

 2.57%, 2/24/05 ++                                      15,000        15,000

 New York Life Insurance, VR, 2.49%, 2/1/05 ++          35,000        35,000

 Transamerica Occidential Life Insurance, VR, 2.54%,    5,000         5,000
3/1/06 ++
 Total Funding Agreements (Cost  $110,000)                           110,000

 MEDIUM-TERM NOTES  3.4%
 GE Capital, VR
 2.52%, 3/9/06                                         10,000        10,000

 2.58%, 3/17/06                                        10,000        10,000

 General Electric Capital, VR, 2.615%, 3/15/05         20,000        20,003

 Goldman Sachs Group, VR, 144A, 2.46%, 2/1/06          15,000        15,000

 International Lease Finance, VR, 3.36%, 8/1/05        3,550         3,571

 Morgan Stanley, VR, 2.48%, 3/15/06                    25,000        25,000

 Nationwide Building, VR, 144A, 2.40%, 3/7/06          20,000        20,000

 SLM Corporation, VR, 2.90%, 1/13/06                   4,280         4,287

 Total Medium-Term Notes (Cost  $107,861)                            107,861

 MUNICIPAL SECURITIES  1.2%
 Colorado Housing Fin. Auth.
 Multi Family, VRDN (Currently 2.38%)                  9,860         9,860

 Single Family, VRDN (Currently 2.38%)                 30,005        30,005

 Total Municipal Securities (Cost  $39,865)                          39,865

 U.S. GOVERNMENT AGENCY OBLIGATIONS +/-  3.8%
 Federal Home Loan Bank
 1.26%, 4/8/05                                         25,000        25,000

 1.35%, 4/29/05                                        25,000        25,000

 1.55%, 5/4/05                                         20,000        20,000

 Federal National Mortgage Assn., 1.50%, 2/14/05       50,000        50,000

 Total U.S. Government Agency Obligations +/-
 (Cost 120,000)                                                      120,000)

 Total Investments in Securities
 102.2% of Net Assets (Cost $3,263,219)                         $    3,263,219



 (1) Denominated in U.S. dollars unless otherwise noted
  *  Domestic certificates of deposit are issued by
      domestic branches of U.S. banks
 +/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
 ^    Eurodollar certificates of deposit are issued by
      foreign branches of U.S. or foreign banks
 ++   Yankee certificates of deposit are issued by U.S.
      branches of foreign banks
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $40,001 and represents 1.3% of net assets
 4(2) Commercial paper exempt from registration under Section 4(2) of the
      Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $1,152,138 and represents 36.1% of net assets
 VR   Variable Rate; rate shown is effective rate at period-end
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Cash Reserves Fund
Unaudited January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Cash Reserves Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2005, the cost of investments for federal income tax purposes was $3,263,219,000. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2005.




 T. Rowe Price Summit GNMA Fund
 (Unaudited)                                             January 31, 2005
 PORTFOLIO OF INVESTMENTS (1)
 (Amounts in 000s)                                    $ Par/Shares  Value

 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES  91.2%
 U.S. Government Agency Obligations +/-  4.4%

 Federal Home Loan Mortgage
 6.50%, 7/1/14                                         415           440

 7.00%, 11/1/30                                        50            53

 CMO
 4.11%, 10/27/31                                       170           170

 4.50%, 3/15/16                                        1,100         1,096

 5.00%, 11/15/27                                       600           610

 CMO, IO
 4.50%, 6/15/11 - 4/15/18                              1,367         131

 Federal National Mortgage Assn.
 6.00%, 8/1/34                                         1,124         1,164

 IO, 8.50%, 4/1/22                                     33            7

                                                                     3,671

 U.S. Government Obligations 86.8% Government National Mortgage Assn.
 5.00%, 12/15/17 - 10/20/33                            11,949        12,076

 5.50%, 10/15/17 - 4/20/34                             13,742        14,148

 6.00%, 12/15/08 - 1/20/35                             19,119        19,920

 6.50%, 12/15/14 - 10/20/34                            5,163         5,460

 6.75%, 2/15/41                                        525           544

 7.00%, 3/15/13 - 4/15/32                              3,062         3,255

 7.50%, 9/15/12 - 3/15/32                              1,436         1,542

 8.00%, 4/15/17 - 2/15/30                              577           612

 8.50%, 6/15/16 - 3/15/27                              307           337

 9.00%, 4/15/18 - 3/20/25                              53            58

 9.50%, 7/15/09 - 12/20/20                             74            82

 10.00%, 8/15/13 - 3/15/26                             206           231

 10.50%, 1/15/16 - 10/15/19                            75            84

 11.00%, 12/15/09 - 9/20/17                            15            17

 CMO
 5.00%, 8/16/28                                        255           256

 5.50%, 2/20 - 10/20/30                                2,325         2,375

 6.00%, 5/20/29 ++                                     512           515

 6.50%, 9/20/28 - 3/20/32                              244           246

 Principal Only, 3/16/28                               50            46

 CMO, IO, 6.50%, 8/20/30                               12            0

 TBA
 4.50%, 1/1/34                                         1,600         1,577

 5.50%, 1/1/33 - 1/1/34                                2,516         2,581

 6.00%, 1/1/33                                         5,234         5,434

                                                                     71,396

 Total U.S. Government & Agency Mortgage-Backed
 Securities (Cost  $74,398)                                          75,067

 NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES  6.2%
 Commercial Mortgage Backed Securities  4.8%

 Bear Stearns Commercial Mortgage Securities
 Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41        425           424

 Series 2002-TOP8, Class A2, CMO, 4.83%, 8/15/38       500           510

 DLJ Commercial Mortgage, Series 1999-CG2
 Class A1B, CMO, 7.30%, 6/10/32                        450           502

 GE Capital Commercial Mortgage, Series 2001-1
 Class A2, CMO, 6.53%, 3/15/11                         550           613

 Greenwich Capital Commercial Funding, Series
2004-GG1A
 Class A2, CMO, 3.84%, 10/8/08                         335           334

 GS Mortgage Securities Corp. II, Series 2004-GG2
 Class A2, CMO, 4.29%, 8/1/38                          325           327

 J.P. Morgan Chase Commercial Mortgage, Series
2001-CIBC
 Class A3, CMO, 6.26%, 3/15/33                         400           438

 LB-UBS Commercial Mortgage Trust, Series 2004-C2
 Class A2, CMO, 3.25%, 3/15/29                         265           256

 Morgan Stanley Dean Witter Capital, Series 2002-TOP7
 Class A2, CMO, 5.98%, 1/15/39                         450           491

                                                                     3,895

 Whole Loans-Backed  1.4%
 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.31%, 1/25/34     702           700

 Series 2004-1, Class 3A2, CMO, VR, 5.01%, 10/25/34    154           155

 Series 2004-A, Class 2A2, CMO, VR, 4.15%, 2/25/34     326           325

                                                                     1,180

 Total Non-U.S. Government Mortgage-Backed Securities
(Cost  $5,079)                                                       5,075

 ASSET-BACKED SECURITIES  2.1%
 Home Equity Loans-Backed  1.5%
 BankBoston Home Equity Loan Trust, Series 1998-1
 Class A6, 6.35%, 2/25/13                              319           334

 Chase Funding Mortgage Loan
 Series 2003-1, Class 1A6, 4.46%, 3/25/14              550           551

 Series 2002-2, Class 1M1, 5.60%, 9/25/31              350           353

                                                                     1,238

 Stranded Asset  0.6%
 Reliant Energy Transition Bond, Series 2001-1

 Class A4, 5.63%, 9/15/15                              450           486

                                                                     486

 Total Asset-Backed Securities (Cost  $1,672)                        1,724

 MONEY MARKET FUNDS  12.7%
 T. Rowe Price Government Reserve Investment Fund,     10,475        10,475
 2.27% #+
 Total Money Market Funds (cost $10,475)                             10,475

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures               2
 contracts (2)
 Total Futures Contracts                                             2

 Total Investments in Securities
 112.2% of Net Assets (Cost $91,624)                    $            92,343


 (1) Denominated in U.S. dollars unless otherwise noted
  #  Seven-day yield
+/-  The issuer is a publicly-traded company that operates
      under a congressional charter; its securities are neither
      issued nor guaranteed by the U.S. government.
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at January 31, 2005.
 +    Affiliated company - See Note 4
 CMO  Collateralized Mortgage Obligation
 IO Interest Only security for which the fund receives interest on notional principal (par)
 TBA To Be Announced security was purchased on a forward commitment basis
 VR Variable Rate; rate shown is effective rate at period-end

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit GNMA Fund
Unaudited
January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit GNMA Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income and maximum credit protection by investing at least 80% of net assets in GNMA securities backed by the full faith and credit of the U.S. government.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2005, the cost of investments for federal income tax purposes was $91,624,000. Net unrealized gain aggregated $710,000 at period-end, of which $1,117,000 related to appreciated investments and $407,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended January 31, 2005, dividend income from the Reserve Funds totaled $49,000, and the value of shares of the Reserve Funds held at January 31, 2005 and October 31, 2004 was $10,475,000 and $8,087,000, respectively.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.





                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     March 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     March 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     March 22, 2005